Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Derivative financial instruments

12 Derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	49	–	–	–	49
Interest rate swaps related to instruments designated at fair value through profit and loss	77	–	–	–	77
Cross currency swaps designated in a net investment hedge	320	–	–	–	320
Other derivatives	–	2	(9)	(1)	(8)
31 December 2015	446	2	(9)	(1)	438

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	19	–	(2)	17
Interest rate swaps related to instruments designated at fair value through profit and loss	65	–	–	–	65
Cross currency swaps designated in a net investment hedge	278	–	–	–	278
Cross currency swaps designated in a cashflow hedge	–	–	–	(115)	(115)
Other derivatives	–	8	(18)	–	(10)
31 December 2016	343	27	(18)	(117)	235

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	–	(3)	–	(3)
Interest rate swaps related to instruments designated at fair value through profit and loss	53	–	–	–	53
Cross currency swaps designated in a net investment hedge	223	12	–	(4)	231
Cross currency swaps designated in a cashflow hedge	197	–	–	–	197
Cross currency swaps designated in a fair value hedge	31	–	–	–	31
Other derivatives	–	16	(21)	–	(5)
31 December 2017	504	28	(24)	(4)	504

All derivatives are held at fair value and fall within Level 2 of the fair value hierarchy as defined in Note 11. None of the derivatives have been reclassified in the year.

The fair value of interest rate swaps and cross currency swaps is estimated using appropriate zero coupon curve valuation techniques to discount future contractual cash flows based on rates at current year end.

The fair value of forward foreign exchange contracts and currency options are estimated by cash flow accounting models using appropriate yield curves based on market forward foreign exchange rates at the year end. The majority of forward foreign exchange contracts for existing transactions had maturities of less than one month from year end.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

	2017			2016			2015
Derivatives	1.7%	to	2.2%	1.5%	to	2.2%	1.2%	to	2.1%